ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2017
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Schedule of accrued expenses and other current liabilities
	As of December 31,
	2016	2017
Advance from customers	68,397,492	105,716,286
Customer deposits	55,991,264	78,975,251
Accrued employee payroll and welfare	57,367,892	72,103,194
Interest accrued	8,530,203	63,982,199
Other tax payable	15,471,552	25,092,518
Provision for customer loyalty program	7,185,774	9,048,815
Accrued professional service fees	4,316,185	7,761,195
Accrued advertising and promotion expense	17,306,922	5,785,785
Payable for property related purchase	11,354,874	-
Others	22,569,229	65,421,499
Total	268,491,387	433,886,742